Notes to the Cash Flow Statement - Reconciliation of Liabilities from Financing Activities (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Beginning balance	€ 15,930
Cash flow	3,153
Addition/retirement	4,157
Fair value change	82
Ending balance	23,322
Convertible bond 2017/2022 [Member]
Statement Line Items [Line Items]
Beginning balance	2,495
Cash flow
Addition/retirement	(518)
Fair value change
Ending balance	1,977
EIB Loan 2017 [Member]
Statement Line Items [Line Items]
Beginning balance	10,967
Cash flow
Addition/retirement	810
Fair value change	68
Ending balance	11,845
EIB Loan 2019 [Member]
Statement Line Items [Line Items]
Beginning balance
Cash flow	5,000
Addition/retirement	287
Fair value change	14
Ending balance	5,301
Interest Convertible Bond 2017/2022, Convertible Bond 2017/22 [Member]
Statement Line Items [Line Items]
Beginning balance	78
Cash flow	(153)
Addition/retirement	136
Fair value change
Ending balance	61
Interest EIB loan 2017 [Member]
Statement Line Items [Line Items]
Beginning balance	87
Cash flow	(372)
Addition/retirement	369
Fair value change
Ending balance	84
Interest EIB loan 2019 [Member]
Statement Line Items [Line Items]
Beginning balance
Cash flow	(139)
Addition/retirement	168
Fair value change
Ending balance	29
Leasing Liabilities [Member]
Statement Line Items [Line Items]
Beginning balance	2,303
Cash flow	(1,183)
Addition/retirement	2,905
Fair value change
Ending balance	€ 4,025